BRANDYWINEGLOBAL—GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 75.8%
COMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 3.3%
Altice France Holding SA, Senior Notes	6.000%	2/15/28	1,515,000		$1,386,430	(a)(b)
Altice France SA, Senior Secured Notes	3.375%	1/15/28	1,190,000	EUR	1,250,167	(a)
Consolidated Communications Inc., Senior Secured Notes	5.000%	10/1/28	890,000		863,714	(a)(b)
Consolidated Communications Inc., Senior Secured Notes	6.500%	10/1/28	475,000		490,295	(a)
Embarq Corp., Senior Notes	7.995%	6/1/36	1,280,000		1,319,533	(b)
Hughes Satellite Systems Corp., Senior Notes	6.625%	8/1/26	200,000		215,749	(b)
Level 3 Financing Inc., Senior Notes	4.625%	9/15/27	1,300,000		1,296,574	(a)(b)

Total Diversified Telecommunication Services					6,822,462

Interactive Media & Services - 0.2%
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	555,000		519,122	(a)(b)

Media - 1.5%
Colombia Telecomunicaciones SA ESP, Senior Notes	4.950%	7/17/30	775,000		742,706	(a)(b)
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	725,000		754,000	(b)
Sinclair Television Group Inc., Senior Notes	5.875%	3/15/26	275,000		278,470	(a)
TEGNA Inc., Senior Notes	4.625%	3/15/28	1,400,000		1,375,248	(b)

Total Media					3,150,424

Wireless Telecommunication Services - 1.0%
Switch Ltd., Senior Notes	4.125%	6/15/29	280,000		273,133	(a)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	1,420,000		1,387,766
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	370,000		354,131	(a)

Total Wireless Telecommunication Services					2,015,030

TOTAL COMMUNICATION SERVICES					12,507,038

CONSUMER DISCRETIONARY - 11.5%
Automobiles - 4.2%
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	8,300,000		8,782,236	(a)(b)

Hotels, Restaurants & Leisure - 4.7%
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	605,000		521,041	(a)(b)
GPS Hospitality Holding Co. LLC/GPS Finco Inc., Senior Secured Notes	7.000%	8/15/28	1,225,000		1,044,313	(a)(b)
International Game Technology PLC, Senior Secured Notes	4.125%	4/15/26	190,000		190,764	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL—Global Income Opportunities Fund Inc. 2022 Quarterly Report	1

BRANDYWINEGLOBAL—GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
International Game Technology PLC, Senior Secured Notes	5.250%	1/15/29	1,455,000	$1,488,610	(a)(b)
Marriott Ownership Resorts Inc., Senior Notes	4.500%	6/15/29	580,000	569,905	(a)(b)
Mohegan Gaming & Entertainment, Secured Notes	8.000%	2/1/26	1,450,000	1,476,317	(a)(b)
Scientific Games International Inc., Senior Notes	8.625%	7/1/25	1,440,000	1,528,106	(a)(b)
Scientific Games International Inc., Senior Secured Notes	5.000%	10/15/25	745,000	761,301	(a)
Travel + Leisure Co., Senior Secured Notes	6.000%	4/1/27	1,475,000	1,539,531	(b)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	645,000	638,931	(a)

Total Hotels, Restaurants & Leisure				9,758,819

Household Durables - 0.3%
KB Home, Senior Notes	4.000%	6/15/31	565,000	557,446	(b)

Leisure Products - 0.3%
Vista Outdoor Inc., Senior Notes	4.500%	3/15/29	730,000	709,578	(a)

Specialty Retail - 2.0%
Bath & Body Works Inc., Senior Notes	6.625%	10/1/30	370,000	397,878	(a)(b)
Carvana Co., Senior Notes	5.500%	4/15/27	590,000	550,765	(a)(b)
Foot Locker Inc., Senior Notes	4.000%	10/1/29	615,000	594,022	(a)(b)
Grupo Axo SAPI de CV, Senior Notes	5.750%	6/8/26	690,000	690,431	(a)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	585,000	536,264	(a)(b)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,400,000	1,351,693	(a)(b)

Total Specialty Retail				4,121,053

TOTAL CONSUMER DISCRETIONARY				23,929,132

CONSUMER STAPLES - 1.8%
Food Products - 0.8%
Minerva Luxembourg SA, Senior Notes	4.375%	3/18/31	630,000	586,234	(a)
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	1,115,000	1,071,075	(a)(b)

Total Food Products				1,657,309

Household Products - 0.8%
Central Garden & Pet Co., Senior Notes	4.125%	4/30/31	1,685,000	1,611,837	(a)(b)

Personal Products - 0.2%
Edgewell Personal Care Co., Senior Notes	5.500%	6/1/28	475,000	493,359	(a)

TOTAL CONSUMER STAPLES				3,762,505

See Notes to Schedule of Investments.

2	BrandywineGLOBAL—Global Income Opportunities Fund Inc. 2022 Quarterly Report

BRANDYWINEGLOBAL—GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 13.5%
Oil, Gas & Consumable Fuels - 13.5%
Aethon United BR LP/Aethon United Finance Corp., Senior Notes	8.250%	2/15/26	565,000	$595,866	(a)
Antero Resources Corp., Senior Notes	8.375%	7/15/26	650,000	725,771	(a)
CITGO Petroleum Corp., Senior Secured Notes	6.375%	6/15/26	1,425,000	1,419,849	(a)(b)
Civitas Resources Inc., Senior Notes	7.500%	4/30/26	1,320,000	1,327,715	(b)
CNX Resources Corp., Senior Notes	6.000%	1/15/29	1,310,000	1,351,435	(a)(b)
Energean Israel Finance Ltd., Senior Secured Notes	5.875%	3/30/31	1,710,000	1,665,155	(c)
Geopark Ltd., Senior Notes	5.500%	1/17/27	1,620,000	1,527,587	(a)(b)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., Senior Notes	6.000%	8/1/26	2,315,000	2,369,403	(a)
Marathon Oil Corp., Senior Notes	6.600%	10/1/37	2,445,000	3,164,270	(b)
New Fortress Energy Inc., Senior Secured Notes	6.750%	9/15/25	445,000	422,447	(a)
New Fortress Energy Inc., Senior Secured Notes	6.500%	9/30/26	910,000	852,465	(a)(b)
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	1,535,000	1,488,443	(b)
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	1,405,000	1,651,381	(b)
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	3,730,000	3,655,997
Petroleos Mexicanos, Senior Notes	6.950%	1/28/60	1,905,000	1,634,433
SierraCol Energy Andina LLC, Senior Notes	6.000%	6/15/28	1,420,000	1,323,589	(a)
Talos Production Inc., Secured Notes	12.000%	1/15/26	1,375,000	1,463,076	(b)
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	1,365,000	1,396,961	(a)(b)

TOTAL ENERGY				28,035,843

FINANCIALS - 14.5%
Banks - 4.9%
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	6,345,000	9,528,599	(b)
NatWest Group PLC, Junior Subordinated Notes (4.600% to 12/28/31 then 5 year Treasury Constant Maturity Rate + 3.100%)	4.600%	6/28/31	700,000	659,750	(d)(e)

Total Banks				10,188,349

Capital Markets - 7.4%
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	7,000,000	9,503,144
Owl Rock Capital Corp., Senior Notes	4.000%	3/30/25	1,085,000	1,114,381	(b)

See Notes to Schedule of Investments.

BrandywineGLOBAL—Global Income Opportunities Fund Inc. 2022 Quarterly Report	3

BRANDYWINEGLOBAL—GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Owl Rock Technology Finance Corp., Senior Notes	4.750%	12/15/25	3,385,000	$3,533,355	(a)
XP Inc., Senior Notes	3.250%	7/1/26	1,375,000	1,297,863	(a)

Total Capital Markets				15,448,743

Consumer Finance - 2.2%
Blackstone Secured Lending Fund, Senior Notes	3.625%	1/15/26	3,485,000	3,574,236
Credit Acceptance Corp., Senior Notes	6.625%	3/15/26	920,000	944,270

Total Consumer Finance				4,518,506

TOTAL FINANCIALS				30,155,598

HEALTH CARE - 4.5%
Health Care Providers & Services - 0.9%
ModivCare Escrow Issuer Inc., Senior Notes	5.000%	10/1/29	345,000	334,748	(a)(b)
Select Medical Corp., Senior Notes	6.250%	8/15/26	560,000	576,450	(a)(b)
Tenet Healthcare Corp., Senior Secured Notes	4.250%	6/1/29	905,000	873,821	(a)(b)

Total Health Care Providers & Services				1,785,019

Pharmaceuticals - 3.6%
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	1,174,000	1,197,333	(a)(b)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	1,360,000	1,152,872	(a)(b)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	650,000	585,910	(a)(b)
Endo Dac/Endo Finance LLC/Endo Finco Inc., Senior Secured Notes	5.875%	10/15/24	1,485,000	1,452,850	(a)(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	1,385,000	1,446,909
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,815,000	1,669,800	(b)

Total Pharmaceuticals				7,505,674

TOTAL HEALTH CARE				9,290,693

INDUSTRIALS - 5.8%
Airlines - 2.4%
Air Canada Pass-Through Trust	5.250%	4/1/29	198,465	214,827	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	3,280,000	3,504,926	(a)
Gol Finance SA, Senior Secured Notes	8.000%	6/30/26	1,390,000	1,282,435	(a)(b)

Total Airlines				5,002,188

See Notes to Schedule of Investments.

4	BrandywineGLOBAL—Global Income Opportunities Fund Inc. 2022 Quarterly Report

BRANDYWINEGLOBAL—GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - 1.0%
Deluxe Corp., Senior Notes	8.000%	6/1/29	565,000	$584,730	(a)(b)
Harsco Corp., Senior Notes	5.750%	7/31/27	1,375,000	1,393,968	(a)(b)

Total Commercial Services & Supplies				1,978,698

Construction & Engineering - 0.1%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par, Senior Secured Notes	4.050%	4/27/26	300,000	294,424	(a)

Electrical Equipment - 0.2%
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	480,000	480,521	(a)(b)

Industrial Conglomerates - 1.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Notes	6.250%	5/15/26	2,425,000	2,495,325	(b)

Marine - 0.6%
Navios South American Logistics Inc./Navios Logistics Finance U.S. Inc., Senior Secured Notes	10.750%	7/1/25	1,140,000	1,195,244	(a)(b)

Road & Rail - 0.3%
Uber Technologies Inc., Senior Notes	6.250%	1/15/28	590,000	613,013	(a)

TOTAL INDUSTRIALS				12,059,413

INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 3.3%
CommScope Inc., Senior Notes	8.250%	3/1/27	1,350,000	1,323,000	(a)(b)
CommScope Inc., Senior Notes	7.125%	7/1/28	495,000	462,204	(a)(b)
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	1,370,000	1,389,057	(a)(b)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	6.750%	10/1/26	2,200,000	2,282,962	(a)(b)
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	1,300,000	1,324,180	(a)(b)

Total Communications Equipment				6,781,403

Electronic Equipment, Instruments & Components - 1.6%
Jabil Inc., Senior Notes	3.600%	1/15/30	3,275,000	3,409,227

Semiconductors & Semiconductor Equipment - 0.6%
Entegris Inc., Senior Notes	4.375%	4/15/28	750,000	745,890	(a)(b)
Entegris Inc., Senior Notes	3.625%	5/1/29	330,000	316,556	(a)(b)
Synaptics Inc., Senior Notes	4.000%	6/15/29	285,000	279,920	(a)

Total Semiconductors & Semiconductor Equipment				1,342,366

Software - 0.8%
Elastic NV, Senior Notes	4.125%	7/15/29	335,000	313,773	(a)
MicroStrategy Inc., Senior Secured Notes	6.125%	6/15/28	1,410,000	1,348,383	(a)(b)

Total Software				1,662,156

See Notes to Schedule of Investments.

BrandywineGLOBAL—Global Income Opportunities Fund Inc. 2022 Quarterly Report	5

BRANDYWINEGLOBAL—GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - 0.6%
Dell International LLC/EMC Corp., Senior Notes	6.020%	6/15/26	1,020,000	$1,158,442	(b)

TOTAL INFORMATION TECHNOLOGY				14,353,594

MATERIALS - 7.2%
Chemicals - 1.2%
Braskem Idesa SAPI, Senior Secured Notes	7.450%	11/15/29	1,340,000	1,376,884	(a)(b)
Tronox Inc., Senior Secured Notes	6.500%	5/1/25	1,200,000	1,246,680	(a)

Total Chemicals				2,623,564

Containers & Packaging - 0.7%
Ardagh Packaging Finance PLC/Ardagh
Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,430,000	1,404,925	(a)(b)

Metals & Mining - 5.3%
Alcoa Nederland Holding BV, Senior Notes	4.125%	3/31/29	1,645,000	1,654,854	(a)(b)
Arconic Corp., Secured Notes	6.125%	2/15/28	555,000	576,634	(a)(b)
Cleveland-Cliffs Inc., Senior Notes	5.875%	6/1/27	2,840,000	2,942,141	(b)
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	440,000	442,205	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	2,920,000	3,106,763	(a)(b)
New Gold Inc., Senior Notes	7.500%	7/15/27	100,000	105,149	(a)
Taseko Mines Ltd., Senior Secured Notes	7.000%	2/15/26	2,180,000	2,213,463	(a)(b)

Total Metals & Mining				11,041,209

TOTAL MATERIALS				15,069,698

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Iron Mountain Inc., Senior Notes	5.250%	3/15/28	1,135,000	1,153,194	(a)(b)
XHR LP, Senior Secured Notes	4.875%	6/1/29	850,000	834,819	(a)(b)

Total Equity Real Estate Investment Trusts (REITs)				1,988,013

Real Estate Management & Development - 1.7%
Realogy Group LLC/Realogy Co-Issuer Corp., Secured Notes	7.625%	6/15/25	2,825,000	2,998,172	(a)(b)
Realogy Group LLC/Realogy Co-Issuer Corp., Senior Notes	5.750%	1/15/29	575,000	565,898	(a)

Total Real Estate Management & Development				3,564,070

TOTAL REAL ESTATE				5,552,083

UTILITIES - 1.4%
Electric Utilities - 0.7%
AES Panama Generation Holdings SRL,
Senior Secured Notes	4.375%	5/31/30	1,195,000	1,191,009	(a)(b)
NRG Energy Inc., Senior Notes	6.625%	1/15/27	281,000	291,102	(b)

Total Electric Utilities				1,482,111

See Notes to Schedule of Investments.

6	BrandywineGLOBAL—Global Income Opportunities Fund Inc. 2022 Quarterly Report

BRANDYWINEGLOBAL—GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Gas Utilities - 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.875%	8/20/26	625,000		$661,759	(b)

Independent Power and Renewable Electricity Producers - 0.4%
AES Corp., Senior Notes	3.300%	7/15/25	685,000		700,478	(a)(b)

TOTAL UTILITIES					2,844,348

TOTAL CORPORATE BONDS & NOTES (Cost - $151,499,341)					157,559,945

SOVEREIGN BONDS - 51.4%
Brazil - 12.8%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	78,055,000	BRL	14,085,147
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	70,715,000	BRL	12,433,192

Total Brazil					26,518,339

China - 0.5%
China Government Bond	2.680%	5/21/30	7,000,000	CNH	1,088,273

Colombia - 4.0%
Colombian TES, Bonds	7.250%	10/26/50	42,100,000,000	COP	8,372,796

India - 9.2%
India Government Bond, Senior Notes	8.170%	12/1/44	1,300,000,000	INR	19,222,939

Indonesia - 9.1%
Indonesia Treasury Bond	9.000%	3/15/29	98,700,000,000	IDR	7,895,588
Indonesia Treasury Bond	8.375%	3/15/34	69,800,000,000	IDR	5,447,817
Indonesia Treasury Bond	8.750%	2/15/44	69,200,000,000	IDR	5,592,223

Total Indonesia					18,935,628

Mexico - 10.0%
Mexican Bonos, Bonds	8.000%	11/7/47	160,000,000	MXN	7,763,541
Mexican Bonos, Senior Notes	7.750%	11/13/42	275,000,000	MXN	13,013,041

Total Mexico					20,776,582

South Africa - 2.8%
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	106,700,000	ZAR	5,837,955

Ukraine - 3.0%
Ukraine Government International Bond, Senior Notes	7.253%	3/15/33	7,370,000		6,211,274	(a)

TOTAL SOVEREIGN BONDS (Cost - $121,857,235)					106,963,786

COLLATERALIZED MORTGAGE OBLIGATIONS(f) - 22.5%
Banc of America Commercial Mortgage Trust, 2017-BNK3 XA, IO	1.085%	2/15/50	39,485,212		1,750,569	(e)
BANK, 2017-BNK4 XA, IO	1.377%	5/15/50	4,217,346		232,713	(e)

See Notes to Schedule of Investments.

BrandywineGLOBAL—Global Income Opportunities Fund Inc. 2022 Quarterly Report	7

BRANDYWINEGLOBAL—GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
BBVA RMBS 2 FTA, 2007-2 C (3 mo. EURIBOR + 0.540%, 0.000% floor)	0.000%	9/17/50	1,225,294	EUR	$1,245,071	(c)(e)
Bellemeade RE Ltd., 2020-2A M2 (1 mo. USD LIBOR + 6.000%)	6.108%	8/26/30	2,000,000		2,102,216	(a)(e)
Bellemeade RE Ltd., 2020-3A M1C (1 mo. USD LIBOR + 3.700%)	3.808%	10/25/30	1,200,000		1,236,765	(a)(e)
Citigroup Commercial Mortgage Trust, 2014- GC23 D	4.483%	7/10/47	1,700,000		1,688,093	(a)(e)
Eagle RE Ltd., 2021-2 M1B (30 Day Average SOFR + 2.050%)	2.100%	4/25/34	2,500,000		2,509,287	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA3 B2 (1 mo. USD LIBOR + 7.750%)	7.858%	9/25/48	3,765,000		4,049,528	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HQA2 M2 (1 mo. USD LIBOR + 2.300%)	2.408%	10/25/48	2,150,000		2,183,061	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP2 M3 (1 mo. USD LIBOR + 2.400%)	2.508%	2/25/47	2,210,000		2,251,090	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-DNA2 M2 (1 mo. USD LIBOR + 2.450%)	2.558%	3/25/49	1,546,664		1,564,942	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2015-C04 1M2 (1 mo. USD LIBOR + 5.700%)	5.808%	4/25/28	2,642,979		2,787,295	(e)
Federal National Mortgage Association (FNMA) - CAS, 2018-C06 2B1 (1 mo. USD LIBOR + 4.100%)	4.208%	3/25/31	2,000,000		2,090,502	(e)
Federal National Mortgage Association (FNMA) - CAS, 2019-R02 1B1 (1 mo. USD LIBOR + 4.150%)	4.258%	8/25/31	3,000,000		3,073,625	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	4.208%	7/25/39	230,000		233,419	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1B1 (1 mo. USD LIBOR + 3.250%)	3.358%	1/25/40	1,025,000		1,021,097	(a)(e)
FREMF Mortgage Trust, 2019-K102 C	3.530%	12/25/51	2,580,000		2,582,750	(a)(e)
IM Pastor FTA, 4 B (3 mo. EURIBOR + 0.190%, 0.000% floor)	0.000%	3/22/44	1,200,000	EUR	840,343	(c)(e)

See Notes to Schedule of Investments.

8	BrandywineGLOBAL—Global Income Opportunities Fund Inc. 2022 Quarterly Report

BRANDYWINEGLOBAL—GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
IM Pastor FTH, 3 B (3 mo. EURIBOR + 0.290%, 0.000% floor)	0.000%	3/22/43	7,400,000	EUR	$5,363,033	(c)(e)
Oaktown RE VI Ltd., 2021-1A M1B (30 Day Average SOFR + 2.050%)	2.100%	10/25/33	700,000		705,539	(a)(e)
RMAC Securities No 1 PLC, 2006-NS1X B1C (3 mo. EURIBOR + 0.880%)	0.295%	6/12/44	1,581,112	EUR	1,725,390	(c)(e)
Rural Hipotecario IX FTA, 9 B (3 mo. EURIBOR + 0.320%, 0.000% floor)	0.000%	2/17/50	1,889,002	EUR	1,986,028	(c)(e)
Wells Fargo Commercial Mortgage Trust, 2012-LC5 D	4.756%	10/15/45	750,000		755,614	(a)(e)
Wells Fargo Commercial Mortgage Trust, 2019-C51 D	3.000%	6/15/52	1,500,000		1,354,822	(a)
WF-RBS Commercial Mortgage Trust, 2013- C15 XA, IO	0.396%	8/15/46	55,360,976		240,826	(e)
WF-RBS Commercial Mortgage Trust, 2014- LC14 D	4.586%	3/15/47	1,100,000		1,096,824	(a)(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $46,170,617)					46,670,442

CONVERTIBLE BONDS & NOTES - 2.8%
COMMUNICATION SERVICES - 1.4%
Media - 1.4%
DISH Network Corp., Senior Notes	3.375%	8/15/26	3,070,000		2,865,199	(b)

HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.7%
Haemonetics Corp., Senior Notes	0.000%	3/1/26	1,725,000		1,445,256	(a)(b)

INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment, Instruments & Components - 0.7%
Vishay Intertechnology Inc., Senior Notes	2.250%	6/15/25	1,475,000		1,521,900	(b)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $5,756,448)					5,832,355

ASSET-BACKED SECURITIES - 0.0%††
Park Place Securities Inc. Pass-Through Certificates, 2005-WHQ2 M2 (1 mo. USD LIBOR + 0.690%) (Cost - $32,199)	0.798%	5/25/35	32,152		32,188	(e)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $325,315,840)					317,058,716

See Notes to Schedule of Investments.

BrandywineGLOBAL—Global Income Opportunities Fund Inc. 2022 Quarterly Report	9

BRANDYWINEGLOBAL—GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.0%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $2,156,820)	0.010%	2,156,820	$2,156,820	(g)

TOTAL INVESTMENTS - 153.5% (Cost - $327,472,660)			319,215,536

Liabilities in Excess of Other Assets - (53.5)%			(111,284,919)

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%			$207,930,617

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2022, the total market value of investments in Affiliated Companies was $2,156,820 and the cost was $2,156,820 (Note 2).

See Notes to Schedule of Investments.

10	BrandywineGLOBAL—Global Income Opportunities Fund Inc. 2022 Quarterly Report

BRANDYWINEGLOBAL—GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CNH	— Chinese Offshore Yuan
COP	— Colombian Peso
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
USD	— Unified School District
ZAR	— South African Rand

At January 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	47	3/22	$9,355,618	$8,880,063	$(475,555)

At January 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	1,460,000,000	USD	19,404,572	Barclays Bank PLC	2/3/22	$154,956
USD	19,298,130	INR	1,460,000,000	Barclays Bank PLC	2/3/22	(261,398)
USD	10,737,375	NZD	15,070,000	Goldman Sachs Group Inc.	2/8/22	822,290
NZD	15,070,000	USD	10,226,232	HSBC Securities Inc.	2/8/22	(311,148)
USD	6,823,150	ZAR	105,200,000	HSBC Securities Inc.	2/14/22	(8,211)
ZAR	3,700,000	USD	228,935	HSBC Securities Inc.	2/14/22	11,332
ZAR	3,700,000	USD	234,743	JPMorgan Chase & Co.	2/14/22	5,523
ZAR	3,700,000	USD	235,762	JPMorgan Chase & Co.	2/14/22	4,504
ZAR	3,700,000	USD	236,057	JPMorgan Chase & Co.	2/14/22	4,210
ZAR	11,000,000	USD	693,081	JPMorgan Chase & Co.	2/14/22	21,225
USD	19,734,219	MXN	415,800,000	Citibank N.A.	2/24/22	(344,215)
MXN	144,700,000	USD	6,986,198	Goldman Sachs Group Inc.	2/24/22	1,174
GBP	1,920,000	USD	2,591,078	Citibank N.A.	2/25/22	(9,292)
USD	2,591,078	GBP	1,920,000	Citibank N.A.	2/25/22	9,291
THB	200,000,000	USD	5,987,128	HSBC Securities Inc.	3/1/22	18,804

See Notes to Schedule of Investments.

BrandywineGLOBAL—Global Income Opportunities Fund Inc. 2022 Quarterly Report	11

BRANDYWINEGLOBAL—GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	47,900,000	USD	3,599,354	Barclays Bank PLC	3/2/22	$(53,166)
USD	3,640,094	TRY	47,900,000	HSBC Securities Inc.	3/2/22	93,906
USD	10,177,301	AUD	14,400,000	HSBC Securities Inc.	3/7/22	(5,691)
AUD	14,400,000	USD	10,225,296	JPMorgan Chase & Co.	3/7/22	(42,304)
RUB	940,000,000	USD	12,523,732	Citibank N.A.	3/16/22	(500,133)
CLP	8,490,000,000	USD	10,102,813	HSBC Securities Inc.	4/8/22	400,215
SEK	56,600,000	USD	6,323,687	HSBC Securities Inc.	4/14/22	(248,373)
SEK	96,200,000	USD	10,795,137	HSBC Securities Inc.	4/14/22	(469,251)
USD	16,374,471	SEK	152,800,000	HSBC Securities Inc.	4/14/22	(26,729)
USD	18,749,446	BRL	105,790,000	HSBC Securities Inc.	4/19/22	(763,010)
THB	115,600,000	USD	3,473,558	JPMorgan Chase & Co.	4/25/22	(1,304)
EUR	5,120,000	USD	5,823,040	Barclays Bank PLC	4/26/22	(58,807)
EUR	7,530,000	USD	8,549,449	Citibank N.A.	4/26/22	(71,974)
USD	10,649,911	EUR	9,380,000	Citibank N.A.	4/26/22	89,657
USD	14,714,590	EUR	12,960,000	Citibank N.A.	4/26/22	123,875
EUR	7,720,000	USD	8,678,654	JPMorgan Chase & Co.	4/26/22	12,728
USD	8,678,654	EUR	7,720,000	JPMorgan Chase & Co.	4/26/22	(12,728)
IDR	47,410,000,000	USD	3,284,378	JPMorgan Chase & Co.	4/28/22	(8,163)
USD	22,375,614	IDR	323,350,000,000	JPMorgan Chase & Co.	4/28/22	30,873
COP	39,860,000,000	USD	9,955,294	JPMorgan Chase & Co.	4/29/22	29,651
USD	19,021,133	INR	1,450,000,000	Barclays Bank PLC	5/6/22	(162,664)

Total						$(1,524,347)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CLP	— Chilean Peso
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
MXN	— Mexican Peso
NZD	— New Zealand Dollar
RUB	— Russian Ruble
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Schedule of Investments.

12	BrandywineGLOBAL—Global Income Opportunities Fund Inc. 2022 Quarterly Report

BRANDYWINEGLOBAL—GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

At January 31, 2022, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JANUARY 31, 2022[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Bank PLC (T-Mobile USA Inc., 4.000%, due 4/15/22)	$2,390,000	6/20/22	0.665%	5.000% quarterly	$39,687	$38,319	$1,368
Goldman Sachs Group Inc. (Goodyear Tire & Rubber Co., 5.000%, due 5/31/26)	2,390,000	6/20/22	0.476%	5.000% quarterly	41,778	35,999	5,779
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	815,000	6/20/22	0.229%	1.000% quarterly	2,460	(4,839)	7,299
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	1,210,000	6/20/22	0.229%	1.000% quarterly	3,652	(7,189)	10,841
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	950,000	12/20/22	0.286%	1.000% quarterly	6,137	(7,230)	13,367

See Notes to Schedule of Investments.

BrandywineGLOBAL—Global Income Opportunities Fund Inc. 2022 Quarterly Report	13

BRANDYWINEGLOBAL—GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2022

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1] (cont’d)
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JANUARY 31, 2022[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. Inc. (Lumen Technologies Inc., 7.500%, due 4/1/24)	$1,485,000	6/20/23	1.524%	1.000% quarterly	$(9,551)	$(27,280)	$17,729
Morgan Stanley & Co. Inc. (Lumen Technologies Inc., 7.500%, due 4/1/24)	1,625,000	6/20/25	2.619%	1.000% quarterly	(81,219)	(115,357)	34,138

Total	$10,865,000				$2,944	$(87,577)	$90,521

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

14	BrandywineGLOBAL—Global Income Opportunities Fund Inc. 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Income Opportunities Fund Inc. (the “Fund”) was incorporated in Maryland on October 27, 2010 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in global fixed income securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When

15

Notes to Schedule of Investments (unaudited) (continued)

determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

16

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$157,559,945	—	$157,559,945
Sovereign Bonds	—	106,963,786	—	106,963,786
Collateralized Mortgage
Obligations	—	46,670,442	—	46,670,442
Convertible Bonds & Notes	—	5,832,355	—	5,832,355
Asset-Backed Securities	—	32,188	—	32,188

Total Long-Term Investments	—	317,058,716	—	317,058,716

Short-Term Investments†	$2,156,820	—	—	2,156,820

Total Investments	$2,156,820	$317,058,716	—	$319,215,536

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$1,834,214	—	$1,834,214
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	93,714	—	93,714

Total Other Financial Instruments	—	$1,927,928	—	$1,927,928

Total	$2,156,820	$318,986,644	—	$321,143,464

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$475,555	—	—	$475,555
Forward Foreign Currency Contracts††	—	$3,358,561	—	3,358,561
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	90,770	—	90,770

Total	$475,555	$3,449,331	—	$3,924,886

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

17

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2022. The following transactions were effected in such company for the period ended January 31, 2022.

	Affiliate Value at October 31, 2021

		Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$14,960,299	$19,198,421	19,198,421	$32,001,900	32,001,900

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$215	—	$2,156,820

18